OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2018
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

8. OTHER RECEIVABLES, NET

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Deposits in non-bank financing partners (i)	52,000	502,550
Rental and other deposits	79,098	77,902
Staff advance	22,940	55,652
Receivables from third-party payment settlement platform	78,856	34,787
Others	19,027	42,970
	251,921	713,861
Less: allowance for doubtful accounts	(272)	(6,457)
	251,649	707,404

(i)In order to diversify its funding sources, the Company has been making efforts to broaden its collaboration with more financing partners in addition to the three existing major financing partners including some non-bank financial institutions. In the ordinary course of business, the third-party financing partners offer financing solutions to the Borrowers and the Company is required to provide a guarantee. For the financing partners which are banks, the Company, as the guarantor, is required to maintain a separate guarantee fund, held as an escrow account with the financing partners which is recorded as “Restricted cash”(Note 2.7). For the new financing partners which are non-bank financial institutions, the Company, as the guarantor, is required to deposit a separate guarantee fund with the non-bank financing partners, which is recorded as deposits.

The movement of allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 consisted of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
At the beginning of year	—	(269)	(272)
Addition	(269)	(3)	(23,608)
Write-off	—	—	17,423
At the ending of year	(269)	(272)	(6,457)